Supplemental Cash Flow Information (Supplemental Disclosures To The Consolidated Statements Of Cash Flows) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 25,675	$ 37,006	$ 74,694	$ 56,579	$ 51,219
Cash paid for state income taxes		422	285	751	(123)
Non-cash Investing And Financing Activities:
Change in asset retirement obligations	3,778	1,032	2,719	487	2,643
Asset retirement obligations assumed, purchased properties	705				3,002
Change in accruals or liabilities for capital expenditures	$ 41,322	$ 11,524	12,375	(34,160)	23,858
Non-cash divestiture of oil and gas properties					$ (34,000)
Non-cash acquisition of property and land				$ 2,473
Non-cash contribution of interests in oil and gas properties			65,740
Contribution receivable			$ 7,875